Consolidated Statements of Stockholders' (Deficit)/Equity (Parentheticals)							12 Months Ended
	Nov. 22, 2016 USD ($) $ / shares	Nov. 01, 2016 USD ($) $ / shares	Sep. 21, 2016 USD ($) $ / shares	Sep. 12, 2016 USD ($) $ / shares	Jul. 07, 2016 USD ($) $ / shares	Jun. 20, 2016 USD ($) $ / shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($) $ / shares
Common Stock [Member]
Gross cash proceeds						$ 2,280,000
Transactions costs		$ 71,850		$ 621,720		$ 43,750
Price per share/unit (in dollars per share) | $ / shares		$ 1.35	$ 2.53	$ 1.35		$ 3.04	$ 0.97	$ 17.53
Proceeds from sale of common stock		$ 600,000		$ 4,000,000			$ 28,951	$ 49,757
Preferred Stock [Member] | Series B Preferred Stock [Member]
Gross cash proceeds					$ 1,250,000
Transactions costs					$ 56,156
Price per share/unit (in dollars per share) | $ / shares					$ 1.40
Preferred Stock [Member] | Series D Preferred Stock [Member]
Transactions costs	$ 172,366
Stock split, conversion ratio	5.5
Price per share/unit (in dollars per share) | $ / shares	$ 1,000
Proceeds from sale of common stock	$ 1,000,000
Gross cash proceeds							6,142,680
Transactions costs			$ 621,720
Proceeds from sale of common stock			$ 4,000,000				$ 24,429	$ 42,216